Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Sensitivity analysis	Sensitivity to significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation and keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Actual return	$ 27	$ 20	$ 17
Expected contribution to pension	57
Amount contributed under benefit plan	184	39	37
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Actual return	10	9	4
Expected contribution to pension	7
Amount contributed under benefit plan	6	6	2
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined contribution plans	65	61	62
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Amount contributed under benefit plan	171	$ 156	$ 152
Impact of defined benefit obligation from 0.25% increase in expected rate of returns on plan assets	8
Impact of defined benefit obligation from 0.25% decrease in expected rate of returns on plan assets	$ 16
Percentage of increase/decrease in expected rate of returns on plan assets that impact defined benefit obligation by $9 million and $18 million	0.25%